                                                 -------------------------------
                                                  OMB APPROVAL
                                                 -------------------------------
                                                  OMB Number: 3235-0006
                                                  Expires: February 28, 1997
               UNITED STATES                      Estimated average burden
      SECURITIES AND EXCHANGE COMMISSION          hours per response . . . 24.60
          WASHINGTON, D.C.  20549                -------------------------------

                                                     ---------------------------
                                                             SEC USE ONLY
                                                     ---------------------------
                   FORM 13F

                                                     ---------------------------

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER


  Report for the Calendar Year or Quarter Ended  30 JUNE       19  99
                                                 ----------       ----

--------------------------------------------------------------------------------
(PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM.)
--------------------------------------------------------------------------------

If amended report check here: / /


--------------------------------------------------------------------------------
Name of Institutional Investment Manager
1

MARTIN CURRIE INVESTMENT MANAGEMENT LTD

----------- -------------------------------- ----------------- -----------------
Business Address   (Street)      (City)          (State)             (Zip)     2
SALTIRE COURT, 20 CASTLE TERRACE, EDINBURGH, SCOTLAND, EH1 2ES
--------------------------------------------------------------------------------

Name, Phone No., and Title of Person Duly Authorized to Submit This Report. Julian Livingston, Director, General Counsel.

011 44 131 479 4643
                                    ATTENTION
--------------------------------------------------------------------------------
 INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL
                                   VIOLATIONS.
                    SEE 18 U.S.C. 1001 AND 15 U.S.C 78ff(a).
--------------------------------------------------------------------------------

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamend-ed items, statements and schedules remain true, correct and complete as previously submitted.
   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of EDINBURGH and State of LOTHIAN, SCOTLAND on the
                             ---------              -----------------
 23  day of JULY   19  99
----        ------    ----

                                MARTIN CURRIE INVESTMENT MANAGEMENT LTD
                                ------------------------------------------------
                                  (Name of Institutional Investment Manager)

                                              JULIAN LIVINGSTON
                                ------------------------------------------------
                                  (Manual Signature of Person Duly Authorized
                                             to Submit This Report)

Name and 13F numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (LIST IN ALPHABETICAL ORDER).

Name:                       13F File No.: 3  Name:             13F File No.: 3
--------------------------------------------------------------------------------

1.                                           6.
--------------------------------------------------------------------------------

2.                                           7.
--------------------------------------------------------------------------------

3.                                           8.
--------------------------------------------------------------------------------

4.                                           9.
--------------------------------------------------------------------------------

5.                                           10.
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                                                SEC 1685 (5/91)


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
Page 1 of 5       Name of Reporting Manager     Martin Currie Investment Management Ltd                             (SEC USE ONLY)
                                                                                                                  Item 8:
Item 1:           Item 2: Title   Item 3:       Item 4:    Item 5:     Item 6: Investment Discretion     Item     Voting
Name of           of Class        CUSIP Number  Fair       Shares of                                     7:       Authority(Shares)
Issuer                                          Market     Principal   (a)       (b) Shared   (c) Shared Managers (a)   (b)    (c)
                                                Value      Amount      Sole       - Defined    - Other   See      Sole Shared  None
                                                                                 as Instr. V             Instr. V

Allied Signal     Common Stock    US0195121027   8,370,810   132,870      X                                         X
Inc               $1.00 pv




Motorola Inc      Common Stock    US6200761095   5,789,225    61,100      X                                         X
                  $3.00pv




Molex Inc         Common Stock    US6085541018   6,034,700   163,100      X                                         X
                  $0.05pv




CBS Corp          Common Stock    US12490K1079   8,270,341   189,850      X                                         X
                  $1.00pv




Intel             Common Stock    US4581401001  10,375,372   174,376      X                                         X
Corporation       US$0.001




Microsoft         Common Stock    US5949181045  13,657,454   151,434      X                                         X
Corp              US$0.000025




Texas             Common Stock    US8825081040  10,637,568    73,872      X                                         X
Instruments Inc.  $1.00pv




3COM Corporation  Common Stock    US8855351040     760,594    28,500      X                                         X
                  NPV



America Online    Common Stock    US02364J1043   2,667,500    24,250      X                                         X
Inc.              U$0.01




Pepsico           Capital Stock   US7134481081   8,745,658   226,059      X                                         X
Inc               US$0.017




Sara Lee          Common Stock    US8031111037   4,124,588   181,800      X                                         X
Corporation       US$1 1/3




Bristol-Myers     Common Stock    US1101221083   6,860,613    97,400      X                                         X
Squibb Company    $0.10pv




Colgate           Common Stock    US1941621039   6,372,950    64,700      X                                         X
Palmolive         $1.00pv
Company



Johnson           Common Stock    US4781601046  10,389,274   106,013      X                                         X
& Johnson         $1.00pv




Warner-Lambert    Common Stock    US9344881076   3,635,975    52,600      X                                         X
Co                $1.00pv




Time Warner Inc   Common Stock    US8873151091   5,370,619    73,950      X                                         X
                  $1.00pv




Walgreen Company  Common Stock    US9314221097  11,935,063   406,300      X                                         X
                  $0.3125




Wal-Mart Stores   Common Stock    US9311421039   7,647,625   158,500      X                                         X
Inc               US$0.10




Schering-Plough   Common Stock    US8066051017   4,987,500    95,000      X                                         X
Corporation       U$1.00




  COLUMN TOTALS                                136,633,426




 AGGREGATE PAGE                                136,633,426
 TOTAL

Page 2 of 5       Name of Reporting Manager     Martin Currie Investment Management Ltd                          (SEC USE ONLY)
                                                                                                                  Item 8:
Item 1:           Item 2: Title   Item 3:       Item 4:    Item 5:     Item 6: Investment Discretion     Item     Voting
Name of           of Class        CUSIP Number  Fair       Shares of                                     7:       Authority (Shares)
Issuer                                          Market     Principal   (a)       (b) Shared   (c) Shared Managers (a)   (b)    (c)
                                                Value      Amount      Sole       - Defined    - Other   See      Sole Shared  None
                                                                                 as Instr. V             Instr. V
Int'l Business    Common Shares   US4592001014  14,559,754   112,648      X                                         X
Machines Corp     US$0.50




Merck & Co Inc    Common Stock    US5893311077  10,252,502   139,253      X                                         X
                  npv



Union Pacific     Common Stock    US9078181081   6,178,209   105,950      X                                         X
Corporation       US$2.50




Cisco Systems     Common stock    US17275R1023   6,269,769    97,300      X                                         X
                  $0.001




Equifax Inc       Common Stock    US2944291051   4,778,556   133,900      X                                         X
                  $2.50pv




Freeport McMoRan  A Common Stock  US35671D1054   5,083,541   303,495      X                                         X
Copper            $0.10pv




HS Resources Inc  Common Stock    US4042971030     796,500    54,000      X                                         X
                  US$1.00




Mobil Corporation Common Stock    US6070591028  12,129,759   122,833      X                                         X
                  US$1.00




Schlumberger      Common Stock    AN8068571086   3,009,234    47,250      X                                         X
Limited           US$0.01




Chase Manhattan   Common Stock    US16161A1088   8,615,400    99,600      X                                         X
Corp              $1.00



American          Common Stock    US0268741073  11,413,584    97,344      X                                         X
Int'l Group       $2.50pv
Inc



Marsh &           Common Stock    US5717481023   9,345,893   123,480      X                                         X
McLennan          $1.00pv
Companies Inc



Southern Co       Common Stock    US8425871071   7,399,304   279,219      X                                         X
                  $5.00pv




Ameritech         Common Stock    US0309541011   9,380,658   127,628      X                                         X
Corporation       US$1.00




Bell Atlantic     Common Shares   US0778531097   5,605,906    85,750      X                                         X
Corp              $0.10pv




Bank One          Common stock    US06423A1034   7,001,572   117,550      X                                         X
Corporation       npv




Bank of           Common Stock    US0605051046   9,739,566   132,850      X                                         X
America Corp      US$0.01




First Union       Common Stock    US3373581053   4,948,125   105,000      X                                         X
Corp              US$3.333




Redwood Trust     Common Stock    US7580754023     318,000    19,200      X                                         X
Inc               US$0.01




COLUMN TOTALS                                  273,459,258




AGGREGATE                                      136,825,832
PAGE TOTAL

Page 3 of 5       Name of Reporting Manager     Martin Currie Investment Management Ltd                               (SEC USE ONLY)
                                                                                                                  Item 8:
Item 1:           Item 2: Title   Item 3:       Item 4:    Item 5:     Item 6: Investment Discretion     Item     Voting
Name of           of Class        CUSIP Number  Fair       Shares of                                     7:       Authority (Shares)
Issuer                                          Market     Principal   (a)       (b) Shared   (c) Shared Managers (a)   (b)    (c)
                                                Value      Amount      Sole       - Defined    - Other   See      Sole Shared  None
                                                                                 as Instr. V             Instr. V
Transocean        Common Stock    KYG900761035   2,344,125    89,300      X                                         X
Offshore Inc      US$0.01




FPL Group Inc     Common Stock    US3025711041   3,539,700    64,800      X                                         X
                  US$0.01




Pharmacia &       Ordinary        US7169411094   5,581,828    98,250      X                                         X
Upjohn Inc        Shares US$0.01




Onhealth          Common Stock    US68272W1071     541,875    51,000      X                                         X
Network Company   $0.01pv




MediaOne          Common Stock    US58440J1043   7,065,625    95,000      X                                         X
Group Inc         US$0.01




Young &           Common Stock    US9874251054   4,598,275   101,200      X                                         X
Rubicam Inc       US$0.01




Ask Jeeves        Common Stock    US0451741096      14,000     1,000      X                                         X
Inc               US$0.001




Extreme           Common Stock    US30226D1063     418,050     7,200      X                                         X
Networks Inc      $0.001




Juniper           Common Stock    US48203R1041      14,900       100      X                                         X
Networks Inc      $0.00001




Philip Morris     Common Stock    US7181541076   9,253,534   230,259      X                                         X
Cos Inc           US$0.3333pv




PMR               Common Stock    US6934511063     215,313    65,000      X                                         X
Corporation       US$0.01




Compaq            Common Stock    US2044931002   2,851,975   120,400      X                                         X
Computer          USD0.01




Lucent            Common Stock    US5494631071   5,502,900    81,600      X                                         X
Technologies      $0.01



Electronic        Common Stock    US2856611049   8,567,816   151,308      X                                         X
Data Systems      $0.01
Corp


General           Common Stock    US3696041033  12,437,232   110,064      X                                         X
Electric Co       $0.16pv




Nortel            Common Shares   CA6565691004     541,818     9,300      X                                         X
Networks          npv
Corporation


Bombardier        Class B (Sub    CA0977512007   4,751,487   314,668      X                                         X
Incorporated      Voting) Stock




MacMillan         Common Stock    CA5547832090   4,770,117   269,803      X                                         X
Bloedel           npv
Limited


BCE Inc           Common Shares   CA05534B1094   6,152,463   127,777      X                                         X
                  npv



COLUMN TOTALS                                  352,622,289




 AGGREGATE                                      79,163,031
 PAGE TOTAL

Page 4 of 5       Name of Reporting Manager     Martin Currie Investment Management Ltd                               (SEC USE ONLY)
                                                                                                                  Item 8:
Item 1:           Item 2: Title   Item 3:       Item 4:    Item 5:     Item 6: Investment Discretion     Item     Voting
Name of           of Class        CUSIP Number  Fair       Shares of                                     7:       Authority (Shares)
Issuer                                          Market     Principal   (a)       (b) Shared   (c) Shared Managers (a)   (b)    (c)
                                                Value      Amount      Sole       - Defined    - Other   See      Sole Shared  None
                                                                                 as Instr. V             Instr. V
Royal Bank        Common Stock    CA7800871021     238,558     5,469      X                                         X
of Canada



Alberta           Common Stock    CA0128731050     206,881     6,518      X                                         X
Energy Ltd.       npv



Ballard Power     Common Shares   CA05858H1047     270,667     8,609      X                                         X
Systems Inc       NPV



Grupo             Spons GDR       US40049J2069   1,451,925    32,400      X                                         X
Televisa SA       (rep 2 Ord Shs)




Desc              ADS (rep 20     US2503091017     814,500    36,000      X                                         X
                  Series C shs)




Telefonos         ADR (rep 20     US8794037809   3,414,328    42,250      X                                         X
de Mexico         ser L shs)




Fomento           Spon ADR        US3444191064     354,888     8,900      X                                         X
Economico         (rep 1 unit)
Mexicano



Aracruz           ADR (rep 10 B   US0384962041     180,400     8,200      X                                         X
                  pref)




Cemig Pn          Spon ADR (rep   US2044096012     899,463    43,100      X                                         X
                  1000 nonvtg
                  prf)



Eletrobras        ON ADR (rep 50  US15234Q2075     233,189    24,900      X                                         X
                  com shs)




Compania Vale     SPON ADR (Repr  US2044121000     536,540    26,827      X                                         X
Do Rio Doce       250 Pref Shs)




Telebras          ADR Reg S (Rep  US8792871001         737    11,790      X                                         X
                  1000 Pref)




Unibanco          Spon GDR (rep   US90458E1073     218,969     9,100      X                                         X
                   500 units)




Petrobras         Spon ADR (rep   US71654V1017   1,556,810   101,104      X                                         X
                  100 pref)




Comp              Spon ADR (Rep   US20441B4077     318,250    38,000      X                                         X
Paranaense        1000 Pref B)
Energetica



Compania          ADR (Repr 1000  US20440T2015     166,319     8,900      X                                         X
Brasil            Pref Shs)
Dist Pao Acu



Comp              ADR (Rep 20     US20440X1037     367,656    32,500      X                                         X
Cervejaria        Prefs)
Brahma


Tele Norte        ADR (rep 1000   US8792461068     272,683    14,690      X                                         X
Leste             pref)
Participacoes



TELESP            ADR (rep 1000   US87952K1007     770,659    33,690      X                                         X
Participacoes     pref)
SA



COLUMN TOTALS                                  364,895,708




AGGREGATE                                       12,273,420
PAGE TOTAL

Page 5 of 5       Name of Reporting Manager     Martin Currie Investment Management Ltd                               (SEC USE ONLY)

                                                                                                                  Item 8:
Item 1:           Item 2: Title   Item 3:       Item 4:    Item 5:     Item 6: Investment Discretion     Item     Voting
Name of           of Class        CUSIP Number  Fair       Shares of                                     7:       Authority (Shares)
Issuer                                          Market     Principal   (a)       (b) Shared   (c) Shared Managers (a)   (b)    (c)
                                                Value      Amount      Sole       - Defined    - Other   See      Sole Shared  None
                                                                                 as Instr. V             Instr. V
TELESP            ADR (rep 2500   US87952L1089     142,203     5,316      X                                         X
Celular           pref)
Partic



Tele Sudeste      ADR (rep 5000   US8792521044     182,700     6,300      X                                         X
Celular           pref)
Partic



Tele Centro       ADR (rep 5000   US8792391018     524,919     9,458      X                                         X
Sul               pref)
Participacoes



Cementos          ADR (Rep 1      US1512631003     108,515     7,028      X                                         X
Lima Spon         Ord)



Telefonica        ADR (Repr 10    US8793841052     189,063    12,500      X                                         X
Del Peru          'B' Shs)




Minas             Spon ADR (Rep   US2044481040     203,656    13,300      X                                         X
Buenaventura      2 "B" Shares)




Comp de           Spon ADR (rep   US2044493003     686,738    27,747      X                                         X
Telefonos de      4 ord A shs)
Chile S.A.



Sociedad          ADR (rep 10     US8336351056     261,775     7,400      X                                         X
Quimica Y         B shs)
Minera


Vina Concha       ADR (rep 50     US9271911060     126,000     3,500      X                                         X
Y Toro SA         ord shs)




Quilmes           ADR (rep 1      US74838Y1082     194,288    15,700      X                                         X
Industrial        non-vtg prf
S.A.              shr)



Banco de          Spon ADR (rep   US0595382070     836,325    41,300      X                                         X
Galicia            4 B shs)




Telecom           Spon ADR (repr  US8792732096     256,800     9,600      X                                         X
Argentina         5 Ord 'B' Shs)




Delta Galil       ADR (Rep 1 Ord  US2476371016   1,214,063   105,000      X                                         X
                  Share)




Blue Square       ADR (rep 1 Ord  US0960551085     952,500    60,000      X                                         X
Israel Ltd        ILS1)




Teva              ADR (rep 1 ord  US8816242098     931,000    19,000      X                                         X
Pharmaceutical    shs)




Matav RT          Spon ADR (Rep   US5597761098     385,000    14,000      X                                         X
                  5 HUF100 shs)




 COLUMN TOTALS                                 372,091,253




 AGGREGATE                                       7,195,544
 PAGE TOTAL